EQUITY METHOD INVESTMENTS (Narrative) (Details) - USD ($)		12 Months Ended
	Aug. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 88,000	$ 88,000
Equity in net loss of unconsolidated affiliate			$ (90,900)
CRD [Member]
Schedule of Equity Method Investments [Line Items]
Interest acquired (as a percentage)	50.00%
Equity method investments	$ 88,000
Shares of common stock issuable for acquisition of interest	40,000